Segmented Information (Tables)	3 Months Ended
Feb. 28, 2019
Segment Reporting [Abstract]
Schedule of revenue from external customers and long-lived assets, by geographical areas
	For the three months ended
	February 28,	February 28,
	2019	2018
	$	$

Revenue
Canada	—	—
United States	343,536	334,518
	343,536	334,518

	February 28,	November 30,
	2019	2018
Total assets
Canada	7,552,520	11,474,224

Total property and equipment
Canada	2,633,618	2,755,993